Fair Value Measurements and Disclosures (Details) (USD $)	Jun. 30, 2014
Embedded Derivative Financial Instruments [Member]
Liabilities
Fair Value	$ 724,000
Embedded Derivative Financial Instruments [Member] | Level 1 [Member]
Liabilities
Fair Value
Embedded Derivative Financial Instruments [Member] | Level 2 [Member]
Liabilities
Fair Value
Embedded Derivative Financial Instruments [Member] | Level 3 [Member]
Liabilities
Fair Value	724,000
Warrant Liability [Member]
Liabilities
Fair Value	1,224,000
Warrant Liability [Member] | Level 1 [Member]
Liabilities
Fair Value
Warrant Liability [Member] | Level 2 [Member]
Liabilities
Fair Value
Warrant Liability [Member] | Level 3 [Member]
Liabilities
Fair Value	$ 1,224,000